STOCK-BASED COMPENSATION (Details Narrative) - USD ($)			12 Months Ended
		Feb. 14, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized			$ 40,764,136
Number of shares issuable	[1]		1,373,221
Compensation cost			$ 800,396
Share-Based Payment Arrangement, Amount Capitalized				$ 0
Performance-Based RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized			$ 25,233,487
Number of shares issued and outstading RSU			8,237,319
Unrecognized compensation cost			$ 2,984,909
Weighted average period for recognition			1 year 1 month 6 days
Performance-Based RSUs [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issuable					1,373,221
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost			$ 11,410,921
Weighted average period for recognition			7 years
Service-Based Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			$ 85,601,786
Service-Based Restricted Stock [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issuable					2,639,628
2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares			40,000,000
Shares available for granted			10,670,118
2024 Plan [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for RSUs		19,348,954
Fair value per share for award		$ 4.51
Grant date fair value of shares		$ 87,263,783

[1]	As of December 31, 2024, there were RSUs that had vested but had not been legally settled into common stock. See Note 11 for additional information.